UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Michael W. Stockton

SMALLCAP World Fund, Inc.

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

SMALLCAP World Fund®
Investment portfolio
December 31, 2015
unaudited
Common stocks 90.06% Health care 17.46%	Shares	Value (000)
Incyte Corp.[1]	4,013,883	$435,306
Myriad Genetics, Inc.[1]	5,766,556	248,885
Molina Healthcare, Inc.[1]	3,898,100	234,393
Endo International PLC[1]	2,672,381	163,603
Hikma Pharmaceuticals PLC[2]	4,794,253	162,353
athenahealth, Inc.[1]	929,371	149,601
Insulet Corp.[1]	3,688,500	139,462
Centene Corp.[1]	1,959,439	128,951
bluebird bio, Inc.[1]	1,804,352	115,875
GW Pharmaceuticals PLC (ADR)[1]	1,652,700	114,763
Sysmex Corp.[2]	1,698,000	108,597
Kite Pharma, Inc.[1]	1,705,562	105,097
China Biologic Products, Inc.[1]	726,744	103,532
Ultragenyx Pharmaceutical Inc.[1]	905,807	101,613
Spire Healthcare Group PLC[2]	21,407,500	98,645
CONMED Corp.	2,141,654	94,340
Juno Therapeutics, Inc.[1]	2,107,501	92,667
Zeltiq Aesthetics, Inc.[1]	3,002,044	85,648
Illumina, Inc.[1]	435,800	83,650
Prothena Corp. PLC[1]	1,223,114	83,306
Intuitive Surgical, Inc.[1]	135,000	73,732
Brookdale Senior Living Inc.[1]	3,820,000	70,517
NuVasive, Inc.[1]	1,289,400	69,769
Galapagos NV1,2	1,102,535	67,147
WellCare Health Plans, Inc.[1]	825,000	64,523
Hologic, Inc.[1]	1,580,740	61,159
Alnylam Pharmaceuticals, Inc.[1]	647,603	60,965
BioMarin Pharmaceutical Inc.[1]	581,500	60,918
Teleflex Inc.	460,700	60,559
Diplomat Pharmacy, Inc.[1]	1,678,600	57,442
Adaptimmune Therapeutics PLC (ADR)[1]	4,601,000	55,488
INC Research Holdings, Inc., Class A1	1,097,237	53,227
Neurocrine Biosciences, Inc.[1]	927,500	52,469
Axovant Sciences Ltd.[1]	2,894,800	52,193
Virbac SA2	169,500	40,394
HeartWare International, Inc.[1]	799,100	40,275
Agios Pharmaceuticals, Inc.[1]	603,000	39,147
EXACT Sciences Corp.[1]	4,140,000	38,212
ACADIA Pharmaceuticals Inc.[1]	1,023,000	36,470
Team Health Holdings, Inc.[1]	792,700	34,792
Sartorius AG, non-registered shares, nonvoting preferred[2]	129,343	33,770
Novadaq Technologies Inc.[1]	2,640,866	33,645
Sawai Pharmaceutical Co., Ltd.[2]	482,900	33,062
Flexion Therapeutics, Inc.[1]	1,703,194	32,821
NantKwest, Inc.[1]	1,470,703	25,487
NantKwest, Inc.[1,2,3]	416,587	6,714
Genmab A/S1,2	235,000	30,815
SMALLCAP World Fund — Page 1 of 18

unaudited
Common stocks Health care (continued)	Shares	Value (000)
[1]	2,833,445	$30,601
Genomma Lab Internacional, SAB de CV, Series B1	36,988,000	29,724
Fisher & Paykel Healthcare Corp. Ltd.[2]	4,832,437	29,334
Capio AB1,2	4,263,608	28,955
Mitra Keluarga Karyasehat Tbk PT2	164,849,343	28,477
ChemoCentryx, Inc.[1]	3,467,240	28,085
Tong Ren Tang Technologies Co., Ltd., Class H2	16,820,000	27,481
Vitrolife AB2	771,000	26,259
QIAGEN NV1,2	968,751	26,209
Spark Therapeutics, Inc.[1]	553,020	25,057
Gerresheimer AG, non-registered shares[2]	310,000	24,246
Fleury SA, ordinary nominative	5,825,000	23,558
Trupanion, Inc.[1]	2,257,500	22,033
Neovasc Inc. (CAD denominated)[1]	4,246,900	19,183
Neovasc Inc.[1]	503,836	2,267
Wright Medical Group, Inc.[1]	879,857	21,275
Eurofins Scientific SE, non-registered shares[2]	59,500	20,758
Press Ganey Holdings, Inc.[1]	600,000	18,930
Ocular Therapeutix, Inc.[1]	1,977,578	18,530
Regulus Therapeutics Inc.[1]	2,015,000	17,571
Momenta Pharmaceuticals, Inc.[1]	1,155,000	17,140
Primary Health Care Ltd.[2]	9,996,790	16,928
Krka, dd, Novo mesto[2]	231,262	16,369
Grifols, SA, Class B (ADR)	308,200	9,985
Grifols, SA, Class A, non-registered shares[2]	135,000	6,215
Circassia Pharmaceuticals PLC[1,2]	3,233,037	15,213
PerkinElmer, Inc.	260,000	13,928
Intercept Pharmaceuticals, Inc.[1]	77,137	11,520
Celldex Therapeutics, Inc.[1]	627,000	9,831
Xenon Pharmaceuticals Inc.[1]	1,030,000	8,281
SSY Group Ltd.[2]	31,488,607	8,077
Mesoblast Ltd.[1,2]	4,785,238	6,412
Mesoblast Ltd. (ADR)[1]	80,000	509
OTCPharm PJSC[1,2]	924,610	2,908
PT Siloam International Hospitals Tbk[2]	1,897,200	1,345
		4,749,193
Consumer discretionary 17.16%
Domino’s Pizza, Inc.	3,125,769	347,742
Lions Gate Entertainment Corp.	6,559,000	212,446
Ted Baker PLC[2]	3,167,993	139,415
Paddy Power PLC[2]	886,051	118,333
Dollarama Inc.	2,005,000	115,834
YOOX Net-A-Porter Group SPA[1,2]	2,998,469	111,855
BCA Marketplace PLC[2]	42,870,000	109,137
Domino’s Pizza Enterprises Ltd.[2]	2,084,956	86,982
zooplus AG, non-registered shares[1,2]	527,778	83,788
Melco International Development Ltd.[2]	55,761,000	82,998
Expedia, Inc.	640,150	79,571
Mr Price Group Ltd.[2]	5,974,626	77,037
Jarden Corp.[1]	1,293,750	73,899
Tesla Motors, Inc.[1]	303,200	72,771
Cedar Fair, LP	1,240,000	69,242
ASOS PLC[1,2]	1,369,755	69,207
Tele Columbus AG1,2	6,696,000	67,245
SMALLCAP World Fund — Page 2 of 18

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Gentex Corp.	3,909,134	$62,585
Entertainment One Ltd.[2]	25,150,631	61,981
POYA International Co., Ltd.[2]	6,555,216	60,524
Penske Automotive Group, Inc.	1,345,000	56,947
Brinker International, Inc.	1,162,500	55,742
ASKUL Corp.[2]	1,355,000	54,486
Greene King PLC[2]	3,946,618	53,857
Poundland Group PLC[2]	17,443,506	53,319
TOD’S SpA[2]	672,500	53,111
Matahari Department Store Tbk PT2	40,820,000	51,539
Tiffany & Co.	667,000	50,885
Ladbrokes PLC[2]	28,641,600	50,430
TopBuild Corp.[1]	1,595,000	49,078
Rightmove PLC[2]	763,000	46,116
Eclat Textile Co., Ltd.[2]	3,305,840	45,526
Brunello Cucinelli SpA[2]	2,573,331	45,360
Jubilant FoodWorks Ltd.[2]	1,960,788	43,886
Jumbo SA1,2	4,087,964	43,048
Ctrip.com International, Ltd. (ADR)[1]	918,500	42,554
Installed Building Products, Inc.[1]	1,704,039	42,311
Lithia Motors, Inc., Class A	396,000	42,241
Cie. Plastic Omnium SA2	1,295,995	41,058
Lands’ End, Inc.[1]	1,704,000	39,942
Cox & Kings Ltd.[2]	10,130,825	37,594
Cox & Kings Ltd. (GDR)[2]	330,000	1,225
Nord Anglia Education, Inc.[1]	1,910,000	38,735
Ocado Group PLC[1,2]	8,533,708	38,015
Belmond Ltd., Class A1	3,975,000	37,762
Stella International Holdings Ltd.[2]	15,079,500	37,462
Nokian Renkaat Oyj[2]	1,033,284	36,702
Inchcape PLC[2]	3,154,160	36,265
Mothercare PLC[1,2]	11,100,000	35,992
Planet Fitness, Inc., Class A1	2,276,286	35,578
Pacific Textiles Holdings Ltd.[2]	22,275,000	34,320
Five Below, Inc.[1]	1,036,000	33,256
John Wiley & Sons, Inc., Class A	715,800	32,232
Daily Mail and General Trust PLC, Class A, nonvoting[2]	2,971,000	30,515
Century Communities, Inc.[1]	1,716,000	30,390
Chow Sang Sang Holdings International Ltd.[2]	18,190,000	29,838
ServiceMaster Global Holdings, Inc.[1]	753,000	29,548
CalAtlantic Group, Inc.	750,800	28,470
ClubCorp Holdings, Inc.	1,541,000	28,154
Six Flags Entertainment Corp.	500,000	27,470
Moncler SpA[2]	1,981,400	27,440
China Lodging Group, Ltd. (ADR)	840,000	26,258
TAKKT AG2	1,302,278	26,155
Zee Entertainment Enterprises Ltd.[2]	3,885,000	25,582
Ace Hardware Indonesia Tbk PT2	418,666,500	24,890
Beauty Community PCL[2]	150,000,000	23,844
Hathway Cable and Datacom Ltd.[1,2]	35,416,481	23,658
Habit Restaurants, Inc., Class A1	955,000	22,022
Homeinns Hotel Group (ADR)[1]	628,300	21,463
Boyd Gaming Corp.[1]	1,049,000	20,844
Resorttrust, Inc.[2]	777,000	20,509
Brunswick Corp.	405,000	20,457
SMALLCAP World Fund — Page 3 of 18

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
World Wrestling Entertainment, Inc., Class A	1,140,000	$20,338
Whistler Blackcomb Holdings Inc.	1,124,442	20,275
M.D.C. Holdings, Inc.	790,000	20,169
Estácio Participações SA, ordinary nominative	5,675,000	20,010
Titan Co. Ltd.[2]	3,760,000	19,669
Eros International PLC, Class A1	2,120,351	19,401
Lennar Corp., Class A	394,000	19,271
Chipotle Mexican Grill, Inc.[1]	39,890	19,141
TravelCenters of America LLC[1]	2,023,750	19,023
Sotheby’s Holdings, Inc.	700,000	18,032
Mattress Firm Holding Corp.[1]	400,000	17,852
Cavco Industries, Inc.[1]	204,000	16,995
DO & CO AG, non-registered shares[2]	152,755	16,565
Topps Tiles PLC[2]	7,000,000	16,306
Toll Brothers, Inc.[1]	471,800	15,711
D.R. Horton, Inc.	490,000	15,695
START TODAY Co., Ltd.[2]	480,000	15,429
I.T Limited[2]	57,710,000	15,276
B2W - Cia. Digital, ordinary nominative[1]	3,911,100	15,056
Techtronic Industries Co. Ltd.[2]	3,570,000	14,502
Playmates Toys Ltd.[2]	57,268,000	14,453
Intercontinental Hotels Group PLC[2]	371,045	14,398
Tarena International, Inc., Class A (ADR)[1]	1,343,520	14,026
L’Occitane International SA2	7,155,801	13,819
Zhongsheng Group Holdings Ltd.[2]	22,854,000	13,733
Papa Murphy’s Holdings, Inc.[1]	1,202,000	13,535
Melco Crown Entertainment Ltd. (ADR)	800,000	13,440
Valeo SA, non-registered shares[2]	86,000	13,277
William Hill PLC[2]	2,047,800	11,950
OSIM International Ltd[2]	15,436,700	11,726
GVC Holdings PLC[2]	1,663,694	11,368
Arcos Dorados Holdings Inc., Class A	3,530,400	10,980
Skechers USA, Inc., Class A1	360,000	10,876
Xiabuxiabu Catering Management (China) Holdings Co., Ltd.[2]	26,422,500	10,428
Talwalkars Better Value Fitness Ltd.[2]	2,389,000	9,816
American Axle & Manufacturing Holdings, Inc.[1]	505,000	9,565
Hankook Tire Co., Ltd.[1,2]	233,473	9,320
Major Cineplex Group PCL[2]	9,201,000	8,978
SHW AG, non-registered shares[2]	300,000	8,726
GAEC Educação SA, ordinary nominative	2,214,000	7,723
DSW Inc., Class A	320,000	7,635
Sitoy Group Holdings Ltd.[2]	18,291,800	7,228
ITT Educational Services, Inc.[1]	1,869,000	6,971
POLYTEC Holding AG, non-registered shares[2]	834,369	6,929
Samsonite International SA2	2,175,000	6,525
Ripley Corp SA	14,940,221	6,133
Central European Media Enterprises Ltd., Class A1	2,220,000	5,972
PT Multipolar Tbk[2]	317,486,000	5,872
Mando Corp.[2]	37,879	5,312
Tribhovandas Bhimji Zaveri Ltd.[2]	3,848,900	5,272
NagaCorp Ltd.[2]	7,330,000	4,620
Parkson Retail Asia Ltd.[2]	23,182,000	4,333
EVINE Live Inc., Class A1	2,281,340	4,061
SSI Group, Inc.[1,2]	54,000,000	3,936
Jimmy Choo PLC[1,2]	1,500,000	3,126
SMALLCAP World Fund — Page 4 of 18

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Dick Smith Holdings Ltd.[2]	10,890,940	$2,792
International Housewares Retail Co. Ltd.[2]	16,392,000	2,409
Future Bright Holdings Ltd.[2]	20,952,000	2,103
China Zenix Auto International Ltd. (ADR)[1]	2,152,000	1,657
Phorm Corp. Ltd.[1,2]	43,390,000	1,359
Mulberry Group PLC[2]	52,890	737
Café de Coral Holdings Ltd.[2]	216,000	633
Ten Alps PLC[1,2]	343,900	11
Five Star Travel Corp.[1,2,3]	96,033	2
		4,669,154
Information technology 13.37%
Qorvo, Inc.[1]	3,884,370	197,714
Kakaku.com, Inc.[2]	9,427,500	186,114
Zynga Inc., Class A1	62,470,000	167,420
AAC Technologies Holdings Inc.[2]	23,966,500	155,814
Demandware, Inc.[1]	2,529,356	136,509
Vanguard International Semiconductor Corp.[2]	80,270,386	103,186
Globant SA1	2,717,510	101,934
EPAM Systems, Inc.[1]	1,175,400	92,410
CDW Corp.	2,060,000	86,602
Halma PLC[2]	6,749,967	85,551
Zoopla Property Group PLC[2]	23,421,100	82,687
DeNA Co., Ltd.[2]	5,105,000	79,882
Palo Alto Networks, Inc.[1]	446,828	78,704
Zebra Technologies Corp., Class A1	1,099,300	76,566
Topcon Corp.[2]	4,363,110	73,834
Finisar Corp.[1]	4,901,000	71,261
eMemory Technology Inc.[2]	6,146,000	68,690
Inphi Corp.[1]	2,437,199	65,853
NCC Group PLC[2]	14,386,000	63,667
Nemetschek AG2	1,117,072	55,678
Hermes Microvision Inc.[2]	1,492,000	53,987
Cypress Semiconductor Corp.[1]	5,161,000	50,629
Hamamatsu Photonics KK2	1,831,830	50,209
Cray Inc.[1]	1,544,772	50,128
Semiconductor Manufacturing International Corp.[1,2]	475,979,000	48,310
MercadoLibre, Inc.	416,000	47,565
Sunny Optical Technology (Group) Co., Ltd.[2]	19,401,000	44,325
Auto Trader Group plc[1,2]	6,674,700	43,618
QLogic Corp.[1]	3,505,719	42,770
58.com Inc., Class A (ADR)[1]	610,000	40,236
VTech Holdings Ltd.[2]	3,835,900	39,627
National Instruments Corp.	1,344,264	38,567
Gogo Inc.[1]	2,115,000	37,647
JUST EAT PLC[1,2]	5,170,767	37,609
Pandora Media, Inc.[1]	2,585,000	34,665
Syntel, Inc.[1]	750,043	33,939
RIB Software AG2	2,756,190	33,709
OBIC Co., Ltd.[2]	632,500	33,530
Quotient Technology Inc.[1]	4,881,613	33,293
TravelSky Technology Ltd., Class H2	19,960,000	32,653
Autodesk, Inc.[1]	530,000	32,293
Dolby Laboratories, Inc., Class A	958,400	32,250
Silicon Laboratories Inc.[1]	664,000	32,231
SMALLCAP World Fund — Page 5 of 18

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
QIWI PLC, Class B (ADR)	1,788,000	$32,095
CPI Card Group Inc.[1]	2,908,502	31,005
Mail.Ru Group Ltd. (GDR)[1,2]	1,377,171	30,966
RingCentral, Inc., Class A1	1,285,000	30,300
Wix.com Ltd.[1]	1,330,000	30,257
YY Inc., Class A (ADR)[1]	482,000	30,111
Actua Corp[1]	2,602,000	29,793
ASM Pacific Technology Ltd.[2]	3,720,000	29,103
SUNeVision Holdings Ltd.[2]	89,298,000	28,450
Criteo SA (ADR)[1]	670,000	26,532
Ellie Mae, Inc.[1]	425,000	25,598
Alcatel-Lucent[1,2]	6,271,532	24,818
ASM International NV2	623,000	24,259
Hana Microelectronics PCL[2]	23,935,000	23,731
Sonus Networks, Inc.[1]	3,225,000	22,994
WEX Inc.[1]	250,000	22,100
CoStar Group, Inc.[1]	100,000	20,669
Trimble Navigation Ltd.[1]	840,000	18,018
Viavi Solutions Inc.[1]	2,917,300	17,766
Lumentum Holdings Inc.[1]	687,100	15,130
Alten SA, non-registered shares[2]	250,000	14,495
MagnaChip Semiconductor Corp.[1]	2,355,000	12,458
M/A-COM Technology Solutions Holdings, Inc.[1]	304,476	12,450
Suprema Inc.[1,2]	868,200	12,069
ON Semiconductor Corp.[1]	1,230,000	12,054
Semtech Corp.[1]	620,000	11,730
TiVo Inc.[1]	1,300,000	11,219
Ultimate Software Group, Inc.[1]	55,700	10,890
Tableau Software, Inc., Class A1	100,000	9,422
Computer Modelling Group Ltd.	1,423,448	9,238
iDreamSky Technology Ltd., Class A (ADR)[1]	643,000	8,610
GrubHub Inc.[1]	342,625	8,292
Ixia[1]	648,000	8,055
Persistent Systems Ltd.[2]	729,870	7,073
SciQuest, Inc.[1]	516,814	6,703
Cognex Corp.	161,202	5,444
Jay Mart PCL[2]	20,228,000	4,257
GoDaddy Inc., Class A1	111,600	3,578
Goldpac Group Ltd.[2]	4,765,000	2,077
iEnergizer Ltd.[1,2]	7,650,500	1,241
		3,638,916
Industrials 12.06%
Hoshizaki Electric Co., Ltd.[2]	2,644,700	164,374
Moog Inc., Class A1	2,572,800	155,912
ITT Corp.	3,508,121	127,415
AA PLC[2]	24,237,138	111,592
Loomis AB, Class B2	3,363,042	104,676
MonotaRO Co., Ltd.[2]	3,396,800	93,703
Oshkosh Corp.	2,385,600	93,134
King Slide Works Co., Ltd.[2]	7,015,000	90,871
NIBE Industrier AB, Class B2	2,635,000	88,468
Takeuchi Mfg. Co., Ltd.[2]	3,919,900	79,423
Havells India Ltd.[2]	16,048,000	73,583
PARK24 Co., Ltd.[2]	2,938,200	71,294
SMALLCAP World Fund — Page 6 of 18

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Waste Connections, Inc.	1,206,000	$67,922
IDEX Corp.	875,000	67,034
IMCD Group BV2	1,735,000	64,022
NORMA Group SE, non-registered shares[2]	1,051,339	58,108
Johnson Electric Holdings Ltd.[2]	15,754,875	53,940
TechnoPro Holdings, Inc.[2]	1,845,000	53,667
Exponent, Inc.	1,070,000	53,446
Continental Building Products, Inc.[1]	3,035,700	53,003
BELIMO Holding AG2	20,980	51,271
ABM Industries Inc.	1,720,446	48,981
Clean Harbors, Inc.[1]	1,119,500	46,627
Masco Corp.	1,625,000	45,987
Grupo Aeroportuario del Pacífico SAB de CV	5,094,455	44,945
Spirax-Sarco Engineering PLC[2]	913,178	43,991
TransDigm Group Inc.[1]	190,000	43,405
Generac Holdings Inc.[1]	1,449,300	43,146
Wizz Air Holdings PLC[1,2]	1,565,985	41,815
Gujarat Pipavav Port Ltd.[1,2]	19,559,000	41,594
Watsco, Inc.	350,000	40,996
Landstar System, Inc.	691,000	40,527
American Airlines Group Inc.	872,000	36,929
Orbital ATK, Inc.	399,000	35,647
Dätwyler Holding Inc., non-registered shares[2]	247,200	35,318
Grupo Aeroportuario del Centro Norte, SAB de CV, Series B	7,031,319	34,111
LT Group, Inc.[2]	108,684,300	34,055
Rheinmetall AG2	510,000	33,964
Flughafen Zürich AG2	44,800	33,604
Boyd Group Income Fund	654,500	31,266
SEEK Ltd.[2]	2,800,000	31,133
Univar Inc.[1]	1,700,000	28,917
Amara Raja Batteries Ltd.[2]	2,173,886	28,177
Northgate PLC[2]	4,657,412	27,009
Boer Power Holdings Ltd.[2]	14,750,000	26,489
AKR Corporindo Tbk PT2	47,774,300	24,731
Intertek Group PLC[2]	577,000	23,597
J. Kumar Infraprojects Ltd.[2]	4,092,000	23,006
Alliance Global Group, Inc.[2]	66,295,000	22,633
Summit Ascent Holdings Ltd.[1,2]	51,620,000	22,237
Carborundum Universal Ltd.[2]	7,985,000	22,179
CIMC Enric Holdings Ltd.[2]	36,150,000	21,060
Unique Engineering and Construction PCL[2]	33,852,000	20,563
Graco Inc.	275,000	19,819
Meggitt PLC[2]	3,470,000	19,140
Regus PLC[2]	3,888,000	18,989
Stabilus SA, non-registered shares[1,2]	449,000	18,812
WageWorks, Inc.[1]	400,000	18,148
Virgin America Inc.[1]	500,000	18,005
Alaska Air Group, Inc.	220,000	17,712
Teleperformance SA2	204,247	17,193
KEYW Holding Corp.[1]	2,836,400	17,075
Michael Page International PLC[2]	2,335,000	16,659
ARC Document Solutions, Inc.[1]	3,760,323	16,621
PayPoint PLC[2]	1,220,000	16,570
Robert Half International Inc.	337,000	15,886
The Brink’s Co.	521,000	15,036
SMALLCAP World Fund — Page 7 of 18

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Valmont Industries, Inc.	135,000	$14,313
Geberit AG2	41,000	13,790
Chart Industries, Inc.[1]	745,700	13,393
Harmonic Drive Systems Inc.[2]	610,000	13,194
Tidewater Midstream and Infrastructure Ltd.[3]	12,444,000	12,950
SolarCity Corp.[1]	245,000	12,500
Pegasus Hava Tasimaciligi AS1,2	2,050,000	12,337
Sinmag Equipment Corp.[2]	3,877,020	12,237
Stock Building Supply Holdings, Inc.[1]	579,222	9,702
USG Corp.[1]	397,000	9,643
Briggs & Stratton Corp.	500,000	8,650
Bossard Holding AG2	77,500	8,433
Orient Overseas (International) Ltd.[2]	1,753,000	8,386
Shun Tak Holdings Ltd.[2]	17,214,000	6,455
Shanghai Industrial Holdings Ltd.[2]	2,105,000	5,490
TD Power Systems Ltd.[2]	1,009,087	4,645
Jungheinrich AG, nonvoting preferred[2]	51,000	4,205
COSCO Pacific Ltd.[2]	3,622,000	3,991
Japan Airport Terminal Co. Ltd.[2]	56,000	2,483
Atento SA1	188,971	1,841
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative[1]	1,346,401	905
China Automation Group Ltd.[2]	5,460,000	603
		3,281,308
Financials 10.37%
Kotak Mahindra Bank Ltd.[2]	20,057,040	219,232
Validus Holdings, Ltd.	2,813,000	130,214
Umpqua Holdings Corp.	7,004,541	111,372
VZ Holding AG2	363,400	107,011
GT Capital Holdings, Inc.[2]	3,485,200	97,689
PacWest Bancorp	2,203,491	94,970
Financial Engines, Inc.	2,588,115	87,142
Indiabulls Housing Finance Ltd.[2]	7,725,000	85,525
SVB Financial Group[1]	652,500	77,582
East West Bancorp, Inc.	1,855,000	77,094
First Republic Bank	1,141,825	75,429
Essent Group Ltd.[1]	3,097,925	67,814
MarketAxess Holdings Inc.	590,000	65,838
Shriram Transport Finance Co. Ltd.[2]	4,928,739	63,747
Talmer Bancorp, Inc., Class A	3,434,028	62,190
Bank of the Ozarks, Inc.	1,240,000	61,330
Kemper Corp.	1,626,000	60,568
Outfront Media Inc.	2,707,035	59,095
WHA Corp. PCL[1,2]	717,336,800	56,661
Cathay General Bancorp, Inc.	1,788,000	56,018
Bajaj Finance Ltd.[2]	608,716	55,316
Avanza Bank Holding AB2	1,271,175	55,174
PSG Group Ltd.[2]	3,595,683	51,860
Great Western Bancorp, Inc.	1,617,000	46,925
CenterState Banks, Inc.	2,599,516	40,682
Janus Capital Group Inc.	2,543,000	35,831
Texas Capital Bancshares, Inc.[1]	687,500	33,976
Fibra Uno Administración, SA de CV	15,355,891	33,849
Endurance Specialty Holdings Ltd.	490,596	31,393
Land and Houses PCL, nonvoting depository receipt[2]	112,870,000	29,546
SMALLCAP World Fund — Page 8 of 18

unaudited
Common stocks Financials (continued)	Shares	Value (000)
GRUH Finance Ltd.[2]	6,900,000	$28,430
City Union Bank Ltd.[2]	19,813,000	27,567
Altisource Residential Corp.	2,188,650	27,161
Inversiones La Construcción SA	2,477,000	25,393
Greenhill & Co., Inc.	885,500	25,334
Onex Corp.	400,000	24,520
Signature Bank[1]	157,800	24,202
EFG International AG2	2,225,378	23,375
Mercury General Corp.	500,000	23,285
RenaissanceRe Holdings Ltd.	205,000	23,204
Old Republic International Corp.	1,241,400	23,127
Gaming and Leisure Properties, Inc.	800,000	22,240
WisdomTree Investments, Inc.	1,370,000	21,482
RE/MAX Holdings, Inc., Class A	550,000	20,515
Cerved Information Solutions SPA, non-registered shares[2]	2,458,010	20,486
Numis Corp. PLC[2]	5,514,282	19,906
ICRA Ltd.[2]	295,342	19,820
Foxtons Group PLC[2]	6,596,590	18,233
LSL Property Services PLC[2]	4,166,350	17,503
CRISIL Ltd.[2]	570,000	16,937
Bank of Ireland[1,2]	45,456,798	16,784
Chailease Holding Co. Ltd.[2]	9,689,680	16,643
GRIVALIA PROPERTIES Real Estate Investments Co.[2]	1,950,348	15,635
Banca Generali SpA[2]	493,000	15,550
Mahindra Lifespace Developers Ltd.[2]	2,157,380	15,394
K. Wah International Holdings Ltd.[2]	35,337,431	15,171
Sino-Ocean Land Holdings Ltd.[2]	23,464,317	14,912
Cascade Bancorp[1]	2,450,962	14,877
Repco Home Finance Ltd.[2]	1,172,000	12,164
Clifton Bancorp Inc.	816,606	11,710
Macquarie Mexican REIT	8,661,000	10,980
Green Bancorp, Inc.[1]	953,125	9,989
InfraREIT, Inc.	538,900	9,970
BankUnited, Inc.	261,000	9,412
LendingClub Corp.[1]	788,344	8,711
National Bank of Pakistan[2]	16,845,000	8,698
Soundwill Holdings Ltd.[2]	5,690,000	7,942
Moelis & Co., Class A	264,900	7,730
Tune Ins Holdings Bhd.[2]	18,416,000	5,526
Golden Wheel Tiandi Holdings Co. Ltd.[2]	45,266,000	3,989
Premium Leisure Corp.[2]	242,500,000	3,280
Altisource Asset Management Corp.[1]	127,976	2,196
		2,821,056
Consumer staples 5.78%
Sprouts Farmers Market, Inc.[1]	5,312,600	141,262
Emmi AG2	290,775	130,561
Emami Ltd.[2]	7,665,000	115,455
Pinnacle Foods Inc.	2,389,050	101,439
Raia Drogasil SA, ordinary nominative	8,854,374	79,407
Herbalife Ltd.[1]	1,390,500	74,559
Lion Corp.[2]	7,637,000	71,793
COSMOS Pharmaceutical Corp.[2]	450,200	70,914
Puregold Price Club, Inc.[2]	92,261,300	67,964
Glanbia PLC[2]	3,550,200	65,285
SMALLCAP World Fund — Page 9 of 18

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Refresco Gerber NV1,2	2,945,402	$50,711
Coca-Cola Icecek AS, Class C2	3,877,512	49,361
Hypermarcas SA, ordinary nominative[1]	8,592,600	47,152
Pigeon Corp.[2]	1,886,000	45,795
PZ Cussons PLC[2]	8,978,670	37,678
Super Group Ltd.[2]	59,000,000	34,710
Treasury Wine Estates Ltd.[2]	5,236,087	31,433
Fresh Del Monte Produce Inc.	750,000	29,160
CCL Products (India) Ltd.[2]	8,709,898	28,691
Stock Spirits Group PLC[2]	13,667,459	28,144
Davide Campari-Milano SpA[2]	3,150,000	27,123
Ezaki Glico Co., Ltd.[2]	488,000	26,349
Emperador Inc.[2]	135,870,000	25,808
SalMar ASA[2]	1,432,000	25,013
Karex Bhd.[2]	23,363,250	22,461
Kernel Holding SA2	1,642,578	20,102
Del Monte Pacific Ltd.[2]	66,733,314	19,044
Lenta Ltd. (GDR)[1,2]	2,097,000	14,162
Lenta Ltd. (GDR)[1,2,3]	530,900	3,585
VST Industries Ltd.[2]	665,000	17,015
Eurocash SA2	1,380,000	17,002
HITEJINRO CO., LTD.[2]	751,679	14,935
CALBEE, Inc.[2]	350,000	14,689
Petra Foods Ltd.[2]	9,183,000	13,593
Kaveri Seed Co. Ltd.[2]	1,215,579	6,430
R.E.A. Holdings PLC[2]	800,000	2,994
Real Nutriceutical Group Ltd.[2]	13,926,000	1,420
		1,573,199
Materials 4.30%
Chr. Hansen Holding A/S2	2,593,200	162,199
James Hardie Industries PLC (CDI)[2]	7,355,000	92,784
Platform Specialty Products Corp.[1]	6,050,000	77,621
AptarGroup, Inc.	1,060,000	77,009
PolyOne Corp.	2,112,600	67,096
Lundin Mining Corp.[1]	18,610,000	51,108
Stillwater Mining Co.[1]	4,765,000	40,836
SK Kaken Co.,Ltd.[2]	428,000	40,636
Stella-Jones Inc.	1,040,000	39,467
Sirius Minerals Plc[1,2]	179,677,760	39,057
Silgan Holdings Inc.	726,700	39,038
Mayr-Melnhof Karton AG, non-registered shares[2]	292,300	36,374
Buzzi Unicem SPA[2]	2,015,558	35,864
CCL Industries Inc., Class B, non-voting	200,000	32,430
CPMC Holdings Ltd.[2]	46,500,000	28,644
Supreme Industries Ltd.[2]	2,775,000	28,538
HudBay Minerals Inc.	7,265,000	27,880
Huhtamäki Oyj[2]	724,000	26,146
Lenzing AG2	328,000	24,735
Arkema SA2	345,000	24,130
Symrise AG2	320,500	21,261
Valspar Corp.	249,800	20,721
UPL Ltd.[2]	2,950,000	19,383
Nampak Ltd.[2]	11,858,075	19,013
Croda International PLC[2]	422,000	18,809
SMALLCAP World Fund — Page 10 of 18

unaudited
Common stocks Materials (continued)	Shares	Value (000)
United States Steel Corp.	1,911,000	$15,250
Mountain Province Diamonds Inc.[1]	4,964,264	14,207
Synthomer PLC[2]	2,410,000	11,225
Dongpeng Holdings Co. Ltd.[2]	24,240,000	9,421
ArtGo Holdings Ltd.[1,2]	40,427,000	8,223
Greatview Aseptic Packaging Co. Ltd.[2]	16,320,000	7,376
Kennady Diamonds Inc.[1,2,3,4]	2,185,000	4,563
Kennady Diamonds Inc.[1]	372,952	811
Constellium NV, Class A1	524,000	4,035
Platinum Group Metals Ltd.[1]	13,475,000	1,899
Rusoro Mining Ltd.[1]	21,437,000	852
Kenmare Resources PLC[1,2]	109,972,782	745
Sundance Resources Ltd.[1,2]	12,753,298	97
		1,169,483
Energy 2.84%
InterOil Corp.[1]	2,344,500	73,664
Diamondback Energy, Inc.[1]	1,080,950	72,316
Laredo Petroleum, Inc.[1]	7,632,000	60,980
Peyto Exploration & Development Corp.	2,448,800	44,014
Petronet LNG Ltd.[2]	10,460,000	40,302
U.S. Silica Holdings, Inc.	2,080,000	38,958
Pason Systems Inc.	2,523,000	35,355
Oil States International, Inc.[1]	1,221,000	33,272
SM Energy Co.	1,636,000	32,164
Oasis Petroleum Inc.[1]	4,213,000	31,050
Keyera Corp.	952,400	27,711
Parsley Energy, Inc., Class A1	1,467,200	27,070
Nostrum Oil & Gas PLC[2]	4,396,557	26,217
Concho Resources Inc.[1]	279,500	25,954
Whitecap Resources Inc.	3,381,000	22,162
Seven Generations Energy Ltd., Class A1	1,836,000	17,886
Veresen Inc.	2,737,000	17,525
Ophir Energy PLC[1,2]	11,100,000	16,023
Synergy Resources Corp.[1]	1,871,323	15,944
Memorial Resource Development Corp.[1]	955,000	15,423
Venture Global LNG, Inc., Class C1,2,3,4	4,240	12,720
WorleyParsons Ltd.[2]	3,585,000	11,928
RMP Energy Inc.[1]	6,670,300	7,376
Lekoil Ltd. (CDI)[1,2]	25,208,400	6,916
Tourmaline Oil Corp.[1]	410,000	6,622
Amerisur Resources PLC[1,2]	16,000,000	5,819
Gulf Marine Services PLC[2]	3,920,000	5,770
Genel Energy PLC[1,2]	2,224,800	5,514
Carrizo Oil & Gas, Inc.[1]	164,129	4,855
Core Laboratories NV	40,000	4,350
Savannah Petroleum PLC[1,2]	10,844,000	4,036
Clayton Williams Energy, Inc.[1]	128,498	3,800
Africa Oil Corp. (SEK denominated)[1,2]	2,683,000	3,726
Gulf Keystone Petroleum Ltd.[1,2,3]	15,715,000	3,643
Falkland Oil and Gas Ltd.[1,2]	24,225,000	2,961
San Leon Energy PLC[1,2]	4,003,000	2,012
BNK Petroleum Inc.[1]	12,804,914	1,943
Cairn Energy PLC[1,2]	723,600	1,680
Tethys Petroleum Ltd.[1]	16,808,487	729
SMALLCAP World Fund — Page 11 of 18

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Borders & Southern Petroleum PLC[1,2]	20,265,000	$465
Range Resources Ltd.[1,2]	57,772,730	278
African Petroleum Corp. Ltd.[1,2]	1,445,890	260
Esrey Energy Ltd.[1]	650,000	19
		771,412
Telecommunication services 0.95%
HKBN Ltd.[2]	60,888,000	78,304
Reliance Communications Ltd.[1,2]	31,945,000	42,357
Iridium Communications Inc.[1]	4,889,615	41,122
Cogent Communications Holdings, Inc.	1,135,000	39,373
Zegona Communications PLC[1,2]	12,305,654	24,577
Orange Polska SA2	8,890,000	14,847
Hutchison Telecommunications Hong Kong Holdings Ltd.[2]	28,662,000	9,914
Total Access Communication PCL[2]	9,964,000	8,244
NewSat Ltd.[1,2]	26,555,563	—
Let’s GOWEX, SA, non-registered shares[1,2]	106,245	—
		258,738
Utilities 0.89%
ENN Energy Holdings Ltd.[2]	19,994,000	105,988
CESC Ltd.[2]	3,500,000	27,083
Ratchaburi Electricity Generating Holding PCL[2]	12,397,200	16,307
Ratchaburi Electricity Generating Holding PCL, nonvoting depository receipts[2]	7,945,000	10,451
CT Environmental Group Ltd.[2]	64,072,000	20,935
Greenko Group PLC[1,2]	9,748,155	14,155
Huadian Fuxin Energy Corp. Ltd., Class H2	47,270,000	13,444
NRG Yield, Inc., Class C	335,523	4,952
NRG Yield, Inc., Class A	335,523	4,667
NextEra Energy Partners, LP, restricted-voting shares	305,900	9,131
Energy World Corp. Ltd.[1,2]	50,606,000	8,478
Mytrah Energy Ltd.[1,2]	10,418,000	6,913
		242,504
Miscellaneous 4.88%
Other common stocks in initial period of acquisition		1,328,149
Total common stocks (cost: $19,458,116,000)		24,503,112
Preferred securities 0.01% Consumer discretionary 0.01%
Zee Entertainment Enterprises Ltd., 6.00% preferred, expires 2022	81,585,000	1,171
Consumer staples 0.00%
R.E.A. Holdings PLC 9.00%	96,000	112
Total preferred securities (cost: $731,000)		1,283
Rights & warrants 0.02% Information technology 0.01%
Foursquare Labs, Inc., warrants, expire 2033[1,2,4]	1,163,990	1,827
SMALLCAP World Fund — Page 12 of 18

unaudited
Rights & warrants Financials 0.01%	Shares	Value (000)
WHA Corp. PCL, expire 2020[1]	6,909,830	$1,565
Consumer discretionary 0.00%
Central European Media Enterprises Ltd., warrants, expire 2018[1,2]	751,800	1,295
Total rights & warrants (cost: $927,000)		4,687
Convertible stocks 0.70% Health care 0.42%
Acerta Pharma BV, Series B, convertible preferred[2,4]	2,173,914	65,848
Proteus Digital Health, Inc., Series G, convertible preferred[2,4]	3,044,139	40,000
Stemcentrx, Inc., Series F-1, convertible preferred[2,4]	332,000	8,376
		114,224
Information technology 0.26%
DocuSign, Inc., Series E, convertible preferred[2,4]	1,236,304	23,601
DocuSign, Inc., Series B, convertible preferred[2,4]	66,593	1,271
DocuSign, Inc., Series D, convertible preferred[2,4]	47,810	913
DocuSign, Inc., Series B1, convertible preferred[2,4]	19,947	381
Domo, Inc., Series D-2, convertible preferred[2,4]	2,965,036	25,000
Foursquare Labs, Inc., Series D, convertible preferred[2,4]	1,551,988	20,000
		71,166
Telecommunication services 0.02%
Iridium Communications Inc., Series A, convertible preferred[3]	60,000	5,960
Total convertible stocks (cost: $137,587,000)		191,350
Bonds, notes & other debt instruments 0.33% U.S. Treasury bonds & notes 0.30% U.S. Treasury 0.30%	Principal amount (000)
U.S. Treasury 2.125% 2016[5]	$79,500	79,732
Total U.S. Treasury bonds & notes		79,732
Corporate bonds & notes 0.03% Consumer discretionary 0.02%
Central European Media Enterprises Ltd., First Lien, 15.00% 2017[6]	4,497	4,484
Energy 0.01%
Clayton Williams Energy Inc. 7.75% 2019	4,950	3,843
Total corporate bonds & notes		8,327
Total bonds, notes & other debt instruments (cost: $88,548,000)		88,059
Short-term securities 9.07%
American Honda Finance Corp. 0.20% due 1/7/2016	50,000	49,998
ANZ New Zealand (International) Ltd. 0.31%–0.41% due 1/14/2016–2/9/2016[3]	92,150	92,117
Bank of Nova Scotia 0.50% due 5/2/2016[3]	50,000	49,896
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.33%–0.42% due 1/13/2016–1/28/2016	22,000	21,996
British Columbia (Province of) 0.28% due 3/17/2016	38,000	37,971
SMALLCAP World Fund — Page 13 of 18

unaudited
Short-term securities	Principal amount (000)	Value (000)
Caisse d’Amortissement de la Dette Sociale 0.31%–0.32% due 1/4/2016–2/26/2016[3]	$80,000	$79,963
Canada Bills 0.18% due 1/5/2016	35,000	34,999
Chariot Funding, LLC 0.42% due 1/4/2016[3]	38,100	38,098
Chevron Corp. 0.20% due 1/13/2016[3]	76,300	76,292
ExxonMobil Corp. 0.14%–0.30% due 1/21/2016–1/25/2016	100,000	99,979
Federal Home Loan Bank 0.08%–0.35% due 1/7/2016–4/27/2016	574,000	573,861
Freddie Mac 0.23%–0.51% due 1/8/2016–4/26/2016	169,500	169,443
Intel Corp. 0.40% due 2/26/2016	50,000	49,970
International Bank for Reconstruction and Development 0.28%–0.49% due 2/2/2016–2/9/2016	119,800	119,744
Johnson & Johnson 0.30% due 1/5/2016[3]	40,300	40,299
Jupiter Securitization Co., LLC 0.60% due 7/21/2016[3]	25,000	24,873
Liberty Street Funding Corp. 0.30%–0.34% due 1/7/2016–2/19/2016[3]	100,000	99,959
Mitsubishi UFJ Trust and Banking Corp. 0.35%–0.41% due 1/12/2016–2/2/2016[3]	68,000	67,978
Mizuho Funding LLC 0.43%–0.44% due 3/2/2016–3/4/2016[3]	170,000	169,837
Nordea Bank AB 0.29% due 2/19/2016[3]	50,000	49,970
Paccar Financial Corp. 0.20% due 1/13/2016	21,400	21,397
Pfizer Inc 0.20% due 2/1/2016[3]	39,500	39,491
Québec (Province of) 0.16%–0.20% due 1/6/2016–1/14/2016[3]	80,000	79,993
Svenska Handelsbanken Inc. 0.40% due 3/10/2016[3]	50,000	49,954
Thunder Bay Funding, LLC 0.49%–0.61% due 3/22/2016–5/20/2016[3]	60,000	59,855
Toronto-Dominion Holdings USA Inc. 0.25% due 2/18/2016[3]	15,900	15,891
Toyota Credit Canada Inc. 0.32%–0.50% due 2/24/2016–3/8/2016	75,000	74,947
Toyota Motor Credit Corp. 0.40% due 4/5/2016	50,000	49,932
U.S. Treasury Bills 0.42% due 5/19/2016	50,000	49,940
Unilever Capital Corp. 0.18% due 1/25/2016[3]	30,000	29,993
Westpac Banking Corp. 0.47% due 5/9/2016[3]	50,000	49,914
Total short-term securities (cost: $2,468,700,000)		2,468,550
Total investment securities 100.19% (cost: $22,154,609,000)		27,257,041
Other assets less liabilities (0.19)%		(50,495)
Net assets 100.00%		$27,206,546
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $448,056,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	1/25/2016	UBS AG	$1,435	A$2,000	$(20)
Australian dollars	1/29/2016	HSBC Bank	$42,935	A$60,400	(1,014)
Australian dollars	2/18/2016	Barclays Bank PLC	$1,044	A$1,450	(10)
British pounds	1/11/2016	Citibank	$74,122	£49,322	1,409
British pounds	1/20/2016	JPMorgan Chase	$29,569	£19,503	816
British pounds	1/28/2016	UBS AG	$59,198	£39,721	636
British pounds	1/28/2016	Barclays Bank PLC	$20,224	£13,585	195
British pounds	2/12/2016	Bank of America, N.A.	$70,797	£46,673	1,986
SMALLCAP World Fund — Page 14 of 18

unaudited
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 12/31/2015 (000)
			Receive (000)	Deliver (000)
British pounds	2/12/2016	Barclays Bank PLC	$6,253	£4,122	$175
British pounds	2/19/2016	Citibank	$52,284	£34,459	1,480
Canadian dollars	1/8/2016	UBS AG	$25,942	C$34,000	1,370
Euros	1/13/2016	Citibank	$3,091	€2,825	20
Euros	1/21/2016	Citibank	$10,148	€9,200	144
Euros	1/29/2016	HSBC Bank	$12,293	€11,325	(24)
Japanese yen	1/11/2016	Bank of America, N.A.	$48,280	¥5,940,000	(1,152)
Japanese yen	1/12/2016	UBS AG	$5,455	¥669,165	(114)
Japanese yen	1/12/2016	JPMorgan Chase	$9,171	¥1,125,000	(192)
Japanese yen	1/21/2016	Citibank	$3,020	¥364,000	(10)
Japanese yen	1/28/2016	Bank of New York Mellon	$8,116	¥994,500	(163)
Japanese yen	1/29/2016	JPMorgan Chase	$21,061	¥2,580,000	(417)
Japanese yen	2/3/2016	HSBC Bank	$9,788	¥1,200,000	(203)
Japanese yen	2/18/2016	UBS AG	$7,266	¥875,000	(21)
Japanese yen	2/19/2016	Bank of New York Mellon	$5,077	¥625,000	(129)
Japanese yen	2/19/2016	Bank of America, N.A.	$28,024	¥3,395,000	(251)
Singapore dollars	2/24/2016	Barclays Bank PLC	$16,385	S$23,237	27
					$4,538
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the Blank months ended December 31, 2015, appear below.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,“ was $11,192,160,000, which represented 41.14% of the net assets of the fund. This amount includes $10,726,857,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,164,510,000, which represented 4.28% of the net assets of the fund.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $1,526,000, which represented .01% of the net assets of the fund.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
SMALLCAP World Fund — Page 15 of 18

unaudited
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
SMALLCAP World Fund — Page 16 of 18

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$3,882,510	$866,683	$—	$4,749,193
Consumer discretionary	2,215,972	2,453,180	2	4,669,154
Information technology	2,063,697	1,563,150	12,069	3,638,916
Industrials	1,361,549	1,919,759	—	3,281,308
Financials	1,655,350	1,165,706	—	2,821,056
Consumer staples	472,979	1,100,220	—	1,573,199
Materials	510,260	659,126	97	1,169,483
Energy	621,142	137,550	12,720	771,412
Telecommunication services	80,495	178,243	—	258,738
Utilities	18,750	223,754	—	242,504
Miscellaneous	616,759	711,390	—	1,328,149
Preferred securities	1,283	—	—	1,283
Rights & warrants	1,565	1,295	1,827	4,687
Convertible stocks	—	5,960	185,390	191,350
Bonds, notes & other debt instruments	—	88,059	—	88,059
Short-term securities	—	2,468,550	—	2,468,550
Total	$13,502,311	$13,542,625	$212,105	$27,257,041

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$8,258	$—	$8,258
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(3,720)	—	(3,720)
Total	$—	$4,538	$—	$4,538
*	Securities with a value of $10,726,857,000, which represented 39.43% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended December 31, 2015 (dollars in thousands):
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$7,524,031
Gross unrealized depreciation on investment securities	(2,418,111)
Net unrealized appreciation on investment securities	5,105,920
Cost of investment securities	22,151,121
SMALLCAP World Fund — Page 17 of 18

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-007-0216O-S49189	SMALLCAP World Fund — Page 18 of 18

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: February 26, 2016

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: February 26, 2016